Investment Objectives and Goals - AB Concentrated International Growth Portfolio	Jun. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY INFORMATIONAB International Growth Portfolio(formerly, AB Concentrated International Growth Portfolio)
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund’s investment objective is to seek long-term growth of capital.